Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of Income Tax Expenses Benefits	Income tax expense (benefits)
	2019	2018
Current tax expense	$35,456	$-
Deferred tax expense (benefits)	129,812	(43,930)
	$165,268	$(43,930)

Schedule of Reconciliation of Effective Income Tax Rates

A reconciliation of the effective tax rates from 25% statutory tax rates is as follows:

	2019	2018
Income (loss) before tax	$539,208	$(323,211)
Tax expense calculated at statutory tax rate	134,802	(80,803)
Income tax exemptions and reliefs	(72,418)	-
Income tax difference under difference tax jurisdictions	65,596	(12,472)
Others (Note 1)	37,288	49,345
	$165,268	$(43,930)

Schedule of Deferred Income Tax

The movement in the deferred income tax account is as follows:

	2019	2018
Beginning of the year	$129,812	$-
Deferred tax assets acquired through acquisition of ZDSE	-	89,384
(Debited)/Credited to the statement of income (loss)	(129,322)	43,930
Exchange difference	(490)	(3,502)
End of the period/year	$-	$129,812